Stock-Based Compensation - Stock Options Schedule (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Shares
Outstanding at the beginning of the period (in shares)			4,611,392	4,611,392
Granted (in shares)	1,179,877	2,183,106	4,015,356	4,386,856
Forfeited (in shares)				(3,252,433)
Outstanding at the end of the period (in shares)				5,745,815	4,611,392
Exercisable at the end of the period (in shares)				2,370,335
Vested and expected to vest at the end of the period (in shares)				5,745,815
Weighted average exercise price per share
Outstanding at the beginning of the period (in USD per share)			$ 14.42	$ 14.42
Granted (in dollars per share)	$ 0.96	$ 1.46	$ 1.51	1.51
Forfeited (in dollars per share)				9.63
Outstanding at the end of period (in USD per share)				7.28	$ 14.42
Exercisable at the end of the period (in dollars per share)				13.37
Vested and expected to vest at the end of the period (in dollars per share)				$ 7.28
Weighted average remaining contractual term (years)
Outstanding				8 years 3 months 26 days	8 years 2 months 23 days
Exercisable at the end of the period				7 years 29 days
Vested and expected to vest at the end of the period				8 years 3 months 26 days
Aggregate intrinsic value (in thousands)
Outstanding				$ 43	$ 45
Exercisable at the end of period				42
Vested and expected to vest at the end of the period				$ 43